CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Oct. 11, 2019	Dec. 31, 2018	Jul. 26, 2016
Preferred Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized					8,772,852
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	67,000,000	67,000,000		58,000,000
Common Stock, Shares, Issued	34,252,578	34,252,578		34,252,578
Common Stock, Shares, Outstanding	34,252,578	34,252,578		34,252,578
GRAF INDUSTRIAL CORP.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, Shares Outstanding	11,202,651	21,182,947		22,576,796
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000		400,000,000
Common Stock, Shares, Issued	6,346,714	9,287,693		7,893,844
Common Stock, Shares, Outstanding	6,346,714	9,287,693		7,893,844
Common stock possible redemption	11,202,651	21,182,947		22,576,796